Operating costs - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Aggregate remuneration
Wages and salaries	£ 1,251	£ 1,344	£ 1,272
Share-based incentive plans	3	50	40
Employer’s social security	79	96	95
Employer’s pension
Defined benefit plans	37	61	73
Defined contribution plans	24	19	18
Other post employment plans	10	10	11
Staff costs	£ 1,404	£ 1,580	£ 1,509